Labor cost	12 Months Ended
Dec. 31, 2021
Labor cost
Labor cost
36	Labor cost

Other than the salaries and staff welfare, the labor cost of the Group mainly comprises the following:

All PRC employees of the Group are entitled to a monthly pension upon their retirements. The PRC government is responsible for the pension liability to these employees on retirement. The Group is required to make contributions to the publicly administered retirement plan for its PRC employees at a specified rate, currently set at 14% to 20% (2020: 14% to 20%; 2019: 14% to 22%) of the basic salary of the PRC employees. In 2020, Affected by the Covid-19 pandemic, the government has temporarily reduced the employee social benefit expenditures of entities in the PRC for a certain period time based on the severity of the pandemic in different regions. The retirement plan contributions paid by the Group for the year ended 31 December 2021 were approximately RMB1,419 million (2020: RMB507 million; 2019: RMB1,198 million), including approximately RMB1,368 million (2020: RMB481 million; 2019: RMB1,155 million) charged to profit or loss.

In addition, the Group has also implemented a supplementary defined contribution retirement scheme for PRC employees. Under this scheme, the employees are required to make a specified contribution based on the number of years of service with the Group, and the Group is required to make a contribution equal to two to four times the employees’ contributions. The employees will receive the total contributions upon their retirement. For the year ended 31 December 2021, the contributions to the supplementary defined contribution retirement scheme paid by the Group amounted to approximately RMB828 million (2020: RMB698 million; 2019: RMB601 million), including approximately RMB792 million (2020: RMB662 million; 2019: RMB581 million) charged to profit or loss.

SinoSing Power and its subsidiaries in Singapore appropriate what at a specified rate, currently set at 7.5% to 17% (2020: 7.5% to 17%; 2019: 7.5% to 17%) of the basic salary to central provident funds in accordance with the local government regulations. The contributions made by SinoSing Power and its subsidiaries for the year ended 31 December 2021 amounted to approximately RMB24.16 million (2020: RMB23.07 million; 2019: RMB20.73 million), all of which were charged to profit or loss.

The Group has no further obligation for post-retirement benefits beyond the annual contributions made above.

In addition, the Group also makes contributions of housing funds and social insurance to the social security institutions at specified rates of the basic salary and no more than the upper limit. The housing funds and social insurance contributions paid by the Group and its subsidiaries amounted to approximately RMB1,210 million (2020: RMB1,024 million; 2019: RMB898 million) and RMB1,326 million (2020: RMB1,034 million; 2019: RMB1,034 million) for the year ended 31 December 2021 including approximately RMB1,151 million (2020: RMB954 million; 2019: RMB859 million) and RMB1,283 million (2020: RMB976 million; 2019: RMB994 million) charged to profit or loss, respectively.